INVESTMENTS - Easy Go (Details) - Easy Go ¥ in Millions, $ in Millions	11 Months Ended		12 Months Ended
	Aug. 31, 2014 USD ($)	Aug. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
INVESTMENTS
Payments made for investment	$ 53	¥ 324
Fair value of available-for-sale investment				$ 81	¥ 527
Increase (decrease) in fair value of the investment credited to other comprehensive income			¥ 200